Derivative Financial Instruments and Hedging Activities - Narrative (Details)	1 Months Ended		2 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) derivative_instrument	Feb. 28, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) derivative_instrument	Dec. 31, 2017 USD ($) derivative_instrument	Dec. 31, 2016 USD ($)
Unrealized Hedging Losses | Foreign Currency Hedge
Derivative [Line Items]
(Gains) losses reclassified into earnings, pre-tax			$ 900,000
Designated
Derivative [Line Items]
Pre-tax gain included in accumulated other comprehensive loss for interest rate derivatives				$ 16,500,000	$ 26,900,000
Pre-tax gains reclassified within next twelve months				12,800,000
Pre-tax gains (losses) included in accumulated other comprehensive loss for foreign exchange derivatives				$ 300,000	$ 3,400,000
Designated | Interest rate caps
Derivative [Line Items]
Number of derivative instruments terminated | derivative_instrument	8
Designated | Interest rate swaps
Derivative [Line Items]
Number of derivative instruments held | derivative_instrument				4
Number of derivative instruments terminated | derivative_instrument	5
Designated | Interest rate hedge
Derivative [Line Items]
Cash settlement received in exchange for net hedge asset	$ 9,600,000	$ 34,500,000
Designated | Foreign Currency Hedge
Derivative [Line Items]
Cash settlement received in exchange for net hedge asset			$ 13,900,000
Designated | Unrealized Hedging Gains | Interest rate hedge
Derivative [Line Items]
(Gains) losses reclassified into earnings, pre-tax				$ (700,000)
Non-Designated | Foreign currency forward contracts
Derivative [Line Items]
Number of derivative instruments held | derivative_instrument				23	24
Gain (loss) on derivative instruments				$ 1,000,000	$ (3,100,000)	$ 1,700,000
Notional amount				406,600,000	277,500,000
Interest Expense | Unrealized Hedging (Losses) Gains | Interest rate hedge
Derivative [Line Items]
(Gains) losses reclassified into earnings, pre-tax				(9,800,000)	8,400,000	3,500,000
Interest Expense | Unrealized Hedging (Losses) Gains | Foreign Currency Hedge
Derivative [Line Items]
(Gains) losses reclassified into earnings, pre-tax				(200,000)
Interest Expense | Unrealized Hedging Losses | Foreign Currency Hedge
Derivative [Line Items]
(Gains) losses reclassified into earnings, pre-tax					100,000	(200,000)
Operating, Administrative and Other | Unrealized Hedging (Losses) Gains | Foreign Currency Hedge
Derivative [Line Items]
(Gains) losses reclassified into earnings, pre-tax				$ (5,100,000)
Operating, Administrative and Other | Unrealized Hedging Losses | Foreign Currency Hedge
Derivative [Line Items]
(Gains) losses reclassified into earnings, pre-tax					$ 12,000,000	$ (16,300,000)